CONDENSED CONSOLIDATED BALANCE SHEETS $ in Thousands	Sep. 30, 2022 USD ($)
Current assets
Cash	$ 3,798
Accounts receivable, net	20,860
Income tax receivable	157
Other current assets	217
Due from MSAs	6,602
Total current assets	31,634
Equity method investments	474
Fixed assets	35
Operating lease right of use asset, net	725
Finance lease right of use asset, net	469
Deferred tax asset, net	2,536
Intangibles, net	3,311
Goodwill	4,448
Total assets	43,632
Current liabilities
Accounts payable and accrued liabilities	2,585
Current portion of lease liability	622
Current portion of acquisition liability	306
Other current liabilities	133
Total current liabilities	3,646
Lease liability, net of current portion	1,102
Debt, net of current portion	12,628
Acquisition liability	255
Total liabilities	17,631
Commitments and contingencies (Note 8)
SHAREHOLDERS' EQUITY
Common stock: $0.001 par value; 180,000,000 shares authorized; 18,512,605 and 12,918,866 shares issued and outstanding, as of September 30, 2022, and December 31, 2021, respectively	19
Additional paid-in capital	49,044
Accumulated deficit	(23,062)
Total shareholders' equity	26,001
Total liabilities and shareholders' equity	$ 43,632